RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transaction [Text Block]

17.         RELATED PARTY TRANSACTIONS

	December 31,		December 31,		December 31,
	2011		2010		2009
Transactions	Amount	Percentage of Total Similar Transactions	Amount	Percentage of Total Similar Transactions	Amount	Percentage of Total Similar Transactions

(a) Selling finished goods to Harbin Sunshine Linen Textile Co., Ltd.	$-	-	$186,162	0.4%	$4,169,833	14.2%

Purchasing raw materials from Harbin Sunshine Linen Textile Co., Ltd.	$-	-	$-	0%	$41,337	1.05%

(b) Selling finished goods to Harbin Zhongyi Sunshine Linen Co., Ltd	$-	-	$2,931,298	6.0%	$7,289,137	24.8%

Purchasing raw materials from Harbin Zhongyi Sunshine Linen Co., Ltd	$-	-	$4,809,323	25.0%	$1,382,827	35.2%